LOSS PER SHARE (Details Textual) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment, Total	6,186	33,887	87,093
Outstanding Options (In Shares)	128,000
Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment, Total	0	0	30,255
Outstanding Options (In Shares)	1,237,867	551,380	551,380
Employee Stock Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment, Total	6,186	33,887	56,838
Outstanding Options (In Shares)	1,293,867	732,000	277,000